Derivative financial instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments
(11)	Derivative financial instruments

The Company utilizes interest rate swap and cap contracts to economically hedge its variable interest rate exposure on certain of its borrowings. An interest rate swap is an instrument in which two parties agree to exchange interest rate cash flows based on a specified notional amount from a fixed rate to a floating rate or from one floating rate to another. An interest rate cap is an instrument in which the buyer receives a payment at the end of every period in which the indexed interest rate exceeds the agreed strike price. Under the swap transactions the Company makes fixed rate payments and receives floating rate payments to convert the floating rate borrowings to fixed rate obligations to better match the fixed rate cash flows from the leasing of aircraft.

The counterparties to these agreements are highly rated financial institutions. In the event that the counterparties fail to meet the terms of the interest rate swap contracts, the Company’s exposure is limited to the interest rate differential on the notional amount at each settlement period over the life of the agreements.

Gains/(losses) from changes in fair values on derivatives are recognized in the consolidated income statements as a component of interest expense. These amounts are shown in the table below for the years ended December 31, 2013 and 2014.

	2013	2014
Interest Rate Contracts:
Unrealized gain/(loss) on derivatives	6,390	(12,240)
Realized gain/(loss) on derivatives	1,847	265

The table below shows the notional amounts of the Company’s outstanding derivative instruments and credit risk amounts associated with outstanding or unsettled derivative instruments as of December 31, 2013 and 2014. These amounts are considered indicative of the Company’s derivative transaction volume during each of the respective years presented.

	2013	2014
Interest Rate Contracts:
Interest Rate Swaps	27,793	32,629
Interest Rate Caps	394,108	361,816